Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2019-2022) (Detail) - 2019-22 [member] $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	758,690
Granted			758,690
Settled	(246,236)
Expired	(45,086)
Amount at end of fiscal year	467,368		758,690
Expense recognized during the fiscal year | $	$ 293		$ 189
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 9.97		$ 9.97